ORGANIZATION AND NATURE OF OPERATIONS (Narrative) (Details) $ in Thousands, ¥ in Millions	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)
Wide Wealth Hong Kong [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage	55.00%
Zhejiang Jinko Financial Leasing [Member]
Business Acquisition [Line Items]
Gain (Loss) on Sale of Capital Leases, Net		¥ 15.2		$ 2,200
Proceeds from Divestiture of Interest in Consolidated Subsidiaries		¥ 183.0		$ 26,400
Consideration Receivable Related To Disposal of Subsidiary					¥ 15.9	$ 2,000
Jiangxi Jinko Engineering [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage		55.00%		55.00%	55.00%	55.00%
Equity Method Investment, Amount Sold	$ 250,000			$ 250,000
Treasury Stock Value Acquired Cost Method			$ 225,000	$ 225,000
Jiangxi Jinko Engineering [Member] | Wide Wealth Hong Kong [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage		45.00%		45.00%	45.00%	45.00%
Equity Method Investment, Amount Sold			$ 225,000	$ 225,000
Jinkosolar International Development Limited [Member]
Business Acquisition [Line Items]
Proceeds from Sale of Equity Method Investments		¥ 2.4		400
Gain (Loss) on Sale of Equity Investments		¥ 0.1		$ 20